Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-12627
Entity Registrant Name	GLOBAL CLEAN ENERGY HOLDINGS, INC.
Entity Central Index Key	0000748790
Entity Tax Identification Number	87-0407858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6451 Rosedale Hwy
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93308
City Area Code	661
Local Phone Number	742-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false